SSgA FUNDS

SUPPLEMENT DATED OCTOBER 3, 2006
TO
PROSPECTUS DATED DECEMBER 16, 2005
(as Supplemented through September 29, 2006)

SSgA HIGH YIELD BOND FUND
SSgA DIRECTIONAL CORE EQUITY FUND
SSgA EMERGING MARKETS FUND
SSgA INTERNATIONAL STOCK SELECTION FUND
SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the SSgA High Yield Bond, Directional Core, Emerging Markets, International Stock Selection and International Growth Opportunities Funds will no longer be subject to a redemption fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE